Inventories, Net - Schedule of Inventories (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Raw materials	$ 9,067,059	$ 9,686,506	$ 9,337,110
Revolving material	1,212,048	1,096,125	1,143,558
Consigned processing material	47,158	27,998	60,754
Work-in-progress	2,323,016	1,739,535	2,501,368
Finished goods	11,758,796	11,369,347	12,192,937
Less: inventory impairment	(548,045)	(541,421)	(638,932)
Inventories, net	$ 23,860,032	$ 23,378,090	$ 24,596,795